Acquisition of Windfall Project - Summary of Key Assumptions Used to Determine Fair Value of the Net Identifiable Assets Acquired (Details) - Windfall Project	Dec. 31, 2023 Times
C$300.0 million contingent consideration – initial fair value
Key assumptions of the contingent consideration:
– Fair value factor calculated using the Monte-Carlo valuation model using the following inputs:	0.894
– Approval period	1 year 7 months 6 days
– Probability	0.98
Discount rate on government bonds	7.00%
C$75.0 million exploration consideration – initial present value
Key assumptions of the contingent consideration:
Discount rate on government bonds	7.00%
– Term	6 years 3 months 18 days